Bank overdrafts, bonds and bank loans - Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of bank overdraft bonds and bank loans [abstract]
Corporate bonds and bank loans	£ 4,216.8	£ 4,975.5	[1]	£ 4,047.3	[1]

[1]	Figures have been restated as described in the accounting policies.